Warranty Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015		Dec. 28, 2013		Dec. 29, 2012
Warranty liability activity
Beginning balance	$ 15,658		$ 13,383		$ 10,996
Settlements in cash or kind	(12,313)		(10,672)		(6,945)
Warranties issued and adjustments to preexisting warranties	10,155	[1]	12,607	[1]	8,737	[1]
Liability assumed in acquisition	0		340		595
Ending balance	$ 13,500		$ 15,658		$ 13,383
FOSSIL watch products
Warranty Liability
Warranty period	11 years
RELIC watch products
Warranty Liability
Warranty period	12 years
Other watch products
Warranty Liability
Warranty period	2 years

[1]	Changes in cost estimates related to preexisting warranties are aggregated with accruals for new standard warranties issued and foreign currency changes.